INTANGIBLE ASSETS	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

8.	INTANGIBLE ASSETS

Intangible assets consist of the following:

	(Unaudited)
As of:	June 30, 2022	December 31, 2021
Website development costs	$188,400	$189,956
Less: accumulated amortization	(16,134)	-
Intangible assets	$172,266	$189,956

As of June 30, 2022, the Company has completed the development and design of its website. As such, the Company recognized amortization expense of $16,134 related to its website development costs for the six months ended June 30, 2022. There was no amortization expense recognized during the period ended June 30, 2021.

8.	INTANGIBLE ASSETS

Intangible assets consist of the following:

As of December 31, 2021
Website development costs	$189,956
Intangible assets	$189,956

As of December 31, 2021, the Company has not completed the development and design of its website. Therefore, the Company has not recorded amortization expense related for the period from January 21, 2021 (date of inception) through December 31, 2021. Future amortization related to the costs described above will commence once the website is substantially complete and ready for its intended use in accordance with FASB ASC 350-50.